Securities Available for Sale	12 Months Ended
Dec. 31, 2011
Securities Available for Sale [Abstract]
Securities Available for Sale

NOTE 3 Securities Available for Sale

A summary of securities available for sale at December 31, 2011 and 2010 is as follows:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2011:
Mortgage-backed securities:
FHLMC	$11,310	553	0	11,863
FNMA	7,670	499	0	8,169
Collateralized mortgage obligations:
FHLMC	335	4	0	339
FNMA	271	3	0	274

	19,586	1,059	0	20,645

Other marketable securities:
U.S. Government agency obligations	105,000	294	0	105,294
Corporate preferred stock	700	0	(525)	175

	105,700	294	(525)	105,469

	$125,286	1,353	(525)	126,114

December 31, 2010:
Mortgage-backed securities:
FHLMC	$17,555	719	0	18,274
FNMA	12,800	692	0	13,492
Collateralized mortgage obligations:
FHLMC	1,299	44	0	1,343
FNMA	382	15	0	397

	32,036	1,470	0	33,506

Other marketable securities:
U.S. Government agency obligations	117,931	218	(266)	117,883
Corporate preferred stock	700	0	(525)	175

	118,631	218	(791)	118,058

	$150,667	1,688	(791)	151,564

The Company did not hold any investments in European sovereign debt as of December 31, 2011.

The Company did not sell any available for sale securities and did not recognize any gains or losses on investments in 2011 or 2010. Proceeds from securities available for sale which were sold in 2009 were $2.1 million resulting in gross gains of $5,000.

The following table presents amortized cost and estimated fair value of securities available for sale at December 31, 2011 based upon contractual maturity adjusted for scheduled repayments of principal and projected prepayments of principal based upon current economic conditions and interest rates. Actual maturities may differ from the maturities in the following table because obligors may have the right to call or prepay obligations with or without call or prepayment penalties:

(Dollars in thousands)	Amortized Cost	Fair Value
Due less than one year	$44,912	45,521
Due after one year through five years	79,148	79,862
Due after five years through ten years	526	556
Due after ten years	700	175

Total	$125,286	126,114

The allocation of mortgage-backed securities and collateralized mortgage obligations in the table above is based upon the anticipated future cash flow of the securities using estimated mortgage prepayment speeds.

The following table shows the gross unrealized losses and fair values for the securities available for sale portfolio aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Other marketable securities:
U.S. Government agency obligations	0	$0	0	0	$0	0	$0	0
Corporate preferred stock	0	0	0	1	175	(525)	175	(525)

Total temporarily impaired securities	0	$0	0	1	$175	(525)	$175	(525)

December 31, 2010
Other marketable securities:
U.S. Government agency obligations	10	$47,610	(266)	0	$0	0	$47,610	(266)
Corporate preferred stock	0	0	0	1	175	(525)	175	(525)

Total temporarily impaired securities	10	$47,610	(266)	1	$175	(525)	$47,785	(791)

We review our investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, the market liquidity for the investment, the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer, and our intent and ability to hold the investment for a period of time sufficient to recover the temporary loss. The unrealized losses reported for corporate preferred stock at December 31, 2011 relates to a single trust preferred security that was issued by the holding company of a small community bank. Typical of most trust preferred issuances, the issuer has the ability to defer interest payments for up to five years with interest payable on the deferred balance. In October 2009, the issuer elected to defer its scheduled interest payments as allowed by the terms of the security agreement. The issuer’s subsidiary bank has incurred operating losses over the past several years due to increased provisions for loan losses but still met the regulatory requirements to be considered “adequately capitalized” based on its most recent regulatory filing in 2011. In addition, the owners of the issuing bank appear to have the ability to make additional capital contributions to enhance the issuing bank’s capital position. Based on a review of the issuer, it was determined that the trust preferred security was not other-than-temporarily impaired at December 31, 2011. The Company does not intend to sell the preferred stock and has the intent and ability to hold it for a period of time sufficient to recover the temporary loss. Management believes that the Company will receive all principal and interest payments contractually due on the security and that the decrease in the market value is primarily due to a lack of liquidity in the market for trust preferred securities and the deferral of interest by the issuer. Management will continue to monitor the credit risk of the issuer and may be required to recognize other-than-temporary impairment charges on this security in future periods.